RELATED PARTY TRANSACTIONS (Long-Term Receivables From Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) vessel
Frontline Shipping
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable	$ 4,500
Interest income received		$ 100
Frontline
Related Party Transaction [Line Items]
Interest income received		$ 100
Front Circassia
Related Party Transaction [Line Items]
Number of very large crude carriers sold | vessel		1
Notes compensation received on termination of charters, face value		$ 8,900
Front Circassia, Front Page, Front Stratus, Front Serenade, Front Ariake
Related Party Transaction [Line Items]
Gain (loss) on settlement of loan notes receivable		$ 4,400
Front Page, Front Stratus, Front Serenade And Front Ariake
Related Party Transaction [Line Items]
Number of very large crude carriers sold | vessel		4
Notes compensation received on termination of charters, face value		$ 11,000
Compensation received on termination of charters, notes receivable		11,000
Gain (loss) on settlement of loan notes receivable		$ 0